Accounts Payable, Other Payables and Accrued Liabilities	12 Months Ended
Jun. 30, 2025
Accounts Payable, Other Payables and Accrued Liabilities [Abstract]
Accounts payable, other payables and accrued liabilities

Note 7 — Accounts payable, other payables and accrued liabilities

Accounts payable, other payables and accrued liabilities consist of the following:

	June 30, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Accounts payables	28,816	28,816	22,656
Salary payables	75,404	92,518	72,740
Other payables	185,202	71,088	55,891
Accrued expenses	67,427	468,917	368,674
Total accounts payable, other payables and accrued liabilities	356,849	661,339	519,961